Summary of Significant Accounting Policies - Schedule of Computation of Diluted Shares Outstanding (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Computation of Diluted Shares Outstanding [Line Items]
Total anti-dilutive	2,730,180	49,578	49,578
Warrants [Member]
Schedule of Computation of Diluted Shares Outstanding [Line Items]
Total anti-dilutive	2,666,096	11,245	11,245
Stock options [Member]
Schedule of Computation of Diluted Shares Outstanding [Line Items]
Total anti-dilutive	64,084	38,333	38,333